Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets
The following table presents the
right-of-use
assets:

in CHF thousands	Right-of-use assets
	2022	2021

Balance as of January 1,	855	948

Indexation for the period	70	26
Addition/remeasurement/renewal of lease period Oculis SA office lease	—	28
Depreciation charge for the period	(167)	(147)

Balance as of December 31,	758	855

Schedule of Lease Obligations
The following table presents the lease obligations:

in CHF thousands	Lease liabilities
	2022	2021

Balance as of January 1,	(770)	(833)

Addition/remeasurement/renewal of lease period Oculis SA office lease	—	(28)
FX revaluation	48	18
Indexation for the period	(70)	(26)
Interest expense for the period	(45)	(49)
Lease payments for the period	204	147

Balance as of December 31,	(633)	(770)

	As of December 31,
in CHF thousands	2022	2021
Current	(142)	(193)
Non-current	(491)	(577)

Total	(633)	(770)